GS Mortgage-Backed Securities Trust 2021-PJ2 ABS-15G

Exhibit 99.2 - Schedule 6

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator_DTI	XX.XX	XX.XX	FALSE